FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Presentation of leases for lessee [abstract]
Schedule of the total minimum loan payments due for finance lease obligations
The following schedule outlines the total minimum payments due for the finance lease obligations over their remaining terms as at December 31, 2017 and 2016:

	Year ended December 31, 2017	Year ended December 31, 2016
Not later than one year	$17,570	$13,531
Later than one year and not later than five years	23,031	15,947
Less: Future finance charges	(2,026)	(1,444)
Present value of minimum lease payments	$38,575	$28,034
Less: Current portion	(16,358)	(12,877)
Non-current portion	$22,217	$15,157